Long-Term Debt	12 Months Ended
Mar. 31, 2022
Borrowings [abstract]
Long-Term Debt
19.	LONG-TERM DEBT

As at,	March 31, 2022	March 31, 2021
The carrying amount of:
Secured Term Loan Facility due November 30, 2025
Current portion	$—	$3.6
Long-term portion	—	378.3

	$—	$381.9

Algoma Docks Term Loan Facility due May 31, 2025
Current portion	$—	$11.1
Long-term portion	—	64.9

	$—	$76.0

Less: unamortized financing costs
Current portion	$—	$1.1
Long-term portion	—	3.9

	$—	$5.0

	$—	$452.9

Current portion of long-term debt	$—	$13.6
Long-term portion of long-term debt	—	439.3

	$—	$452.9

Secured Term Loan Facility
On November 30, 2018, the Company secured $378.8 million (US $285.0 million) in the form of a Secured Term Loan Facility (the “Secured Term Loan Facility”). The Company repaid the Secured Term Loan Facility in November 2021. The Secured Term Loan Facility was secured by substantially all of the Company’s assets. Under the General Security Agreement, the Secured Term Loan Facility had a second claim on the accounts receivable and the inventories of the Company and a priority claim on the rest of the Company’s assets. The facility bore interest at LIBOR plus 8.5%. The Term Loan Facility had an initial maturity date of November 30, 2025.
For the year ended March 31, 2021, management elected to pay the interest due on the Secured Term Loan Facility on April 1, 2020, July 1, 2020 and October 1, 2020 in kind for interest accrued during the period April to September 2020. The interest expense on the Secured Term Loan Facility in respect of this 1% premium was $2.9 million (US $2.1 million). For the year ended March 31, 2022, interest paid on the Secured Term Loan Facility was paid in cash, not in kind.
Transaction costs related to the Secured Term Loan Facility amounted to $7.8 million, and have been amortized to net (loss) income using the effective interest rate method over the life of this facility. At March 31, 2022, the unamortized transaction costs related to the Secured Term Loan Facility was nil (March 31, 2021 - $5.0 million).

Algoma Docks Term Loan Facility
On November 30, 2018, the Company secured $97.0 million (US $73.0 million) in the form of a Term Loan Facility (the “Algoma Docks Term Loan Facility”). The Company repaid the Algoma Docks Term Loan Facility in November 2021. At March 31, 2021, the carrying value of the Algoma Docks Term Loan was $76.0 million (US $60.4

million). The Algoma Docks Term Loan Facility was secured by certain of the Company’s port assets. Under the General Security Agreement, the Term Loan Facility had a first priority claim over all present and future property of certain of the Company’s subsidiaries. The facility bore interest at LIBOR plus 5%. The Algoma Docks Term Loan Facility had a maturity date of May 30, 2025.
Reconciliation of liabilities arising from financing activities

	Secured Term Loan Facility	Algoma Docks Term Loan Facility
Balance at March 31, 2019	$372.9	$95.9
Facility repayment	(3.8)	(6.5)
Unwinding of issuance costs of debt facility	1.2	—
Foreign exchange	19.6	5.0
Balance at March 31, 2020	$389.9	$94.4
Interest payment in kind	33.2	—
Facility repayment	(3.8)	(8.8)
Unwinding of issuance costs of debt facility	1.2	—
Foreign exchange	(43.4)	(9.6)

Balance at March 31, 2021	$377.0	$76.0
Facility repayment	(381.8)	(76.0)
Unwinding of issuance costs of debt facility	5.2	—
Foreign exchange	(0.4)	—

Balance at March 31, 2022	$—	$—